SCHEDULE OF NUMBER OF UNVESTED MANAGEMENT SHARES (Details) - Incentive shares [member]	12 Months Ended
Mar. 31, 2026 shares
IfrsStatementLineItems [Line Items]
Number of unvested shares
Number of unvested shares,Awarded	238,752
Number of unvested shares, Forfeited	(63,168)
Number of unvested shares	175,584
Number of unvested shares	21,948
Number of vested units ,shares